Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Non-current assets
Vessels and equipment, accumulated depreciation	$ 35.6	$ 20.8
Deferred drydock expenditure, accumulated amortization	3.9	1.9
Other non-current assets, accumulated depreciation	0.2	0.1
Deferred finance charges, accumulated amortization	$ 1.6	$ 0.7
Equity
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	26,100,000	18,050,000
Common stock, shares outstanding (in shares)	25,980,600	18,050,000
Treasury stock, shares issued (in shares)	119,400